CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	12/31/17	12/31/16
Cash and banks	117,799	198,369
Short-term investments	3,932,539	4,906,741
Total	4,050,338	5,105,110